BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share) | (per share)	₪ 0.03	₪ 0.03
Ordinary shares, shares authorized	26,666,667
Ordinary shares, shares issued	10,634,166	10,482,056
Ordinary shares, shares outstanding	10,634,166	10,482,056